Acquisition of Construction Services Businesses - Summary of Estimated Future Amortization of Intangible Assets Acquired (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
2018	$ 6,835
2019	6,240
2020	6,114
2021	5,711
2022	5,626
New England Utility Constructors Inc [Member]
Finite-Lived Intangible Assets [Line Items]
2018	3,641
2019	3,724
2020	3,669
2021	3,391
2022	$ 3,391